Subsidiaries - Additional Information (Detail) - Subsidiaries - Assets or Revenues	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [line items]
Concentration risk percentage	0.10
Bottom of range
Disclosure of subsidiaries [line items]
Concentration risk percentage	0.20
Top of range
Disclosure of subsidiaries [line items]
Concentration risk percentage	0.10